Document and Entity Information	Jun. 25, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001073429
Document Type	8-K
Document Period End Date	Jun. 25, 2021
Entity Registrant Name	U.S. CONCRETE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34530
Entity Tax Identification Number	76-0586680
Entity Address, Address Line One	331 N. Main Street
Entity Address, City or Town	Euless
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76039
City Area Code	(817)
Local Phone Number	835-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001
Trading Symbol	USCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false